Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($)
$ in Thousands
	Jun. 30, 2023	Dec. 31, 2022
Unearned Revenue	$ 83,704	$ 59,767
Less current portion	(52,362)	(25,227)
Non-current portion	31,342	34,540
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	38,775	16,906
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	43,548	42,861
Unamortized Balance of Charters Assumed [Member]
Unearned Revenue	$ 1,381	$ 0